Property, plant and equipment	12 Months Ended
Mar. 31, 2025
Property, plant and equipment
Property, plant and equipment

11. Property, plant and equipment
The Group makes significant investments in network equipment and infrastructure – the base stations and technology required to operate our networks – that form the majority of our tangible assets. All assets are depreciated over their useful economic lives. For further details on the estimation of useful economic lives, see ‘Critical accounting judgements and key sources of estimation uncertainty’ in note 1 ‘Basis of preparation’ to the consolidated financial statements.
Accounting policies
Land and buildings held for use are stated in the consolidated statement of financial position at their cost, less any accumulated depreciation and any accumulated impairment losses.
Amounts for equipment, fixtures and fittings, which includes network infrastructure assets are stated at cost less accumulated depreciation and any accumulated impairment losses.
Assets in the course of construction are carried at cost, less any recognised impairment losses. Depreciation of these assets commences when the assets are ready for their intended use.
The cost of property, plant and equipment includes directly attributable incremental costs incurred in their acquisition and installation.
Depreciation is charged so as to write off the cost of assets, other than land, using the straight-line method, over their estimated useful lives, as follows:

Land and buildings

Freehold buildings	25 - 50 years

Leasehold premises	The term of the lease

Equipment, fixtures and fittings

Network infrastructure and other	1 - 35 years
Depreciation is not provided on freehold land.
Right-of-use
assets arising from the Group’s lease arrangements are depreciated over their reasonably certain lease term, as determined under the Group’s leases policy (see note 20 ‘Leases’ and ‘Critical accounting judgements and key sources of estimation uncertainty’ in note 1 ‘Basis of preparation’ for details).
The gain or loss arising on the disposal, retirement or granting of a finance lease on an item of property, plant and equipment is determined as the difference between any proceeds from sale or receivables arising on a lease and the carrying amount of the asset and is recognised in the consolidated income statement.

	Land and buildings € m	Equipment, fixtures and fittings € m	Total € m

Cost

1 April 2023	1,997	74,460	76,457

Exchange movements	(31)	(1,878)	(1,909)

Additions	34	4,753	4,787

Disposals	(15)	(2,070)	(2,085)

Transfer of assets held for resale	(439)	(18,530)	(18,969)

Hyperinflation impacts	9	1,376	1,385

Other	2	90	92

31 March 2024	1,557	58,201	59,758

Exchange movements	5	(381)	(376)

Additions	27	4,447	4,474

Disposals	(13)	(904)	(917)

Hyperinflation impacts	5	1,172	1,177

Other	(16)	282	266

31 March 2025	1,565	62,817	64,382

Accumulated depreciation and impairment 1 April 2023	1,240	49,323	50,563

Exchange movements	(7)	(1,258)	(1,265)

Charge for the year 1	56	4,814	4,870

Disposals	(15)	(2,039)	(2,054)

Transfer of assets held for resale	(287)	(12,507)	(12,794)

Hyperinflation impacts	2	1,037	1,039

31 March 2024	989	39,370	40,359

Exchange movements	4	(308)	(304)

Charge for the year 1	36	3,838	3,874

Disposals	(14)	(867)	(881)

Hyperinflation impacts	2	849	851

Other	(12)	93	81

31 March 2025	1,005	42,975	43,980

Net book value 31 March 2024	568	18,831	19,399

31 March 2025	560	19,842	20,402
Note:

1.
Included in the charge for the year ended 31 March 2025 was
€
Nil (2024:
€
988 million) in respect of Vodafone Italy and Vodafone Spain, which was reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.

Included in the net book value of land and buildings and equipment, fixtures and fittings are assets in the course of construction, which are not depreciated, with a cost of
€
15 million (2024:
€
4 million) and
€
1,355 million (2024:
€
1,401 million) respectively. Also included in the book value of equipment, fixtures and fittings are assets leased out by the Group under operating leases, with a cost of
€
1,653 million (2024:
€
1,623 million), accumulated depreciation of
€
1,133 million (2024:
€
1,040 million) and net book value of
€
520 million (2024:
€
583 million).
Right-of-use
assets arising from the Group’s lease arrangements are recorded within property, plant and equipment:

	2025 €m	2024 € m

Property, plant and equipment (owned assets)	20,402	19,399

Right-of-use assets	10,310	9,100

31 March	30,712	28,499
Additions of
€
4,656 million (2024:
€
4,173 million) and a depreciation charge of
€
3,235 million (2024:
€
4,108 million) were recorded in respect of
right-of-use
assets during the year ended 31 March 2025. Included in the depreciation charge for the year ended 31 March 2025 was
€
Nil (2024:
€
1,091 million) in respect of Vodafone Italy and Vodafone Spain, which are reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’.